Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Related party transactions with the De Agostini Group are as follows:

	December 31,
($ thousands)	2019	2018
Trade receivables	2	1,898
Trade payables	3,180	8,131